Statutory Reserves and Net Restricted Assets (Details) - CNY (¥)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statutory Reserves and Net Restricted Assets [Abstract]
Percentage of statutory reserve	10.00%
Percentage of registered capital	50.00%
Amounts restricted including paid-in capital and statutory reserve